Financial liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Financial Liabilities [Abstract]
Summary of Balances in Financial Debt

Total financial liabilities are EUR 248,491 thousand and EUR 375,358 thousand as of December 31, 2021 and as of December 31, 2020 respectively; the balances in financial debt are as follows:

	At December 31,	At December 31,
(EUR thousand)	2021	2020
Lease liabilities - Right of Use	5,553	5,435
Bank overdrafts	37	582
Bank loans	36,195	61,905
Financial liabilities due to related parties	940	968
Fair value of derivatives	1,681	4,417
Financial payables for shares acquisition	—	7,927
Financial liabilities due to other lenders	1,789	—
Total current financial liabilities	46,195	81,234

Lease liabilities - Right of Use	17,574	20,186
Bank loans	134,367	224,365
Notes	49,620	49,573
Financial liabilities due to other lenders	735	—
Total non-current financial liabilities	202,296	294,124

Financial Liabilities	248,491	375,358

Summary of Maturities and Average Interest Rates for Liabilities to Banks and Other Lenders

The following table shows maturities and average interest rates for liabilities to banks and other lenders:

As at December 31, 2021

	Currency	Amount	Maturity	Average Interest Rate	Amount in EUR
Bank Loans	EUR	36,357	2022	1.20%	36,357
	EUR	50,461	2023	1.24%	50,461
	EUR	51,664	2024	1.28%	51,664
	EUR	24,393	2025	1.33%	24,393
	EUR	7,488	2026	1.39%	7,488
	EUR	592	2027	1.40%	592
Amortized Cost	EUR	(393)	2022-2027		(393)
Total Bank Loans					170,562

Notes	EUR	25,000	2027	1.40%	25,000
	EUR	25,000	2028	1.40%	25,000
Amortized Cost		(380)	2022-2028		(380)
Total Notes					49,620

Overdrafts	DKK	275	2022	1.25%	37

Total Bank Loans and Overdrafts					220,219

As at December 31, 2020

	Currency	Amount	Maturity	Average Interest Rate	Amount in EUR
Bank Loans	EUR	62,169	2021	0.86%	62,169
	EUR	66,251	2022	0.91%	66,251
	EUR	65,467	2023	0.97%	65,467
	EUR	56,156	2024	1.08%	56,156
	EUR	28,843	2025	1.29%	28,843
	EUR	7,488	2026	1.36%	7,488
	EUR	591	2027	0.94%	591
Amortized Cost	EUR	(695)	2021-2027		(695)
Total Bank Loans					286,270

Notes	EUR	25,000	2027	1.40%	25,000
	EUR	25,000	2028	1.40%	25,000
Amortized Cost	EUR	(427)	2021-2028		(427)
Total Notes					49,573

Overdrafts	DKK	4,321	2021	1.25%	582

Total Bank Loans and Overdrafts					336,425

Summary of Analysis of Derivative Assets and Liabilities	The following table sets further the analysis of derivative assets and liabilities at December 31, 2021 and December 31, 2020.

	At December 31,		At December 31,
	2021		2020
(EUR thousand)	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets
Foreign exchange forward contracts	49	49	19	19

Financial liabilities
Foreign exchange forward contracts	—	—	16	16
Interest Rate Swap in cash flow hedges	1,681	1,681	4,386	4,386